NOTE 5 - SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
NOTE 5 - SHARE CAPITAL

NOTE 5 - SHARE CAPITAL

Stock Options

(i)	In January 2012, the Company granted its former CEO, Tzvika Shukhman, options to purchase up to 100,000 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options vested fully on December 31, 2013; (iii) the options expiration date is set 10 years from date of grant, i.e. December 31, 2021; Those options are treated as equity instruments issued to other than employees.

(ii)	During 2012, the Board of Directors decided to grant its former director, Hudi Zak, options to purchase up to 12,500 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options are all fully vested upon the grant; (iii) the options expiration date is set 10 years from date of grant.

A summary of the status of the Company's stock option activities to employees and directors of the Company as of and the year ended December 31, 2020, 2019 and 2018 are as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price
Options outstanding at
beginning of year	112,500	1.50	112,500	1.50	112,500	1.50

Outstanding and exercisable at end of year	112,500	1.50	112,500	1.50	112,500	1.50

The aggregate intrinsic value is $0 for all years presented in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.43 as of December 31, 2020, $0.40 as of December 31, 2019, and $0.39 as of December 31, 2018, which would have been received by the option holders had all option holders exercised their options as of that date.